Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XIV
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2024Pioneer Global Sustainable Growth FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2024The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.33567-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPCFebruary 1, 2024Pioneer Global Sustainable Value FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2024The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.33568-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Global Sustainable Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2024Pioneer Global Sustainable Growth FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2024The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.33567-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.
Pioneer Global Sustainable Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2024Pioneer Global Sustainable Value FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 1, 2024The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.33568-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of tobacco products and controversial military weapons consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities.